Leases - Undiscounted lease payments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 1,817
2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	540
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	332
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	335
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	321
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 289